Equity (Tables)	6 Months Ended
Jun. 30, 2025
Equity [abstract]
Summary of equity

Total equity
In EUR million	30 June 2025	31 December 2024
Share capital and share premium
- Share capital	31	31
- Share premium	17,116	17,116
	17,148	17,148
Other reserves
- Revaluation reserve: Equity securities at FVOCI	1,838	1,816
- Revaluation reserve: Debt instruments at FVOCI	-302	-479
- Revaluation reserve: Cash flow hedge	-1,199	-1,693
- Revaluation reserve: Credit liability	-20	-15
- Revaluation reserve: Property in own use	146	161
- Net defined benefit asset/liability remeasurement reserve	-341	-333
- Currency translation reserve	-2,798	-1,986
- Share of associates and joint ventures and other reserves	2,265	2,607
- Treasury shares	-2,746	-765
	-3,158	-687

Retained earnings	38,300	36,243

Shareholders’ equity (parent)	52,290	52,703
Non-controlling interests	1,031	995
Total equity	53,321	53,698

Reserves and other equity interest

Changes in treasury shares
	In EUR million		Number x 1,000
	30 June 2025	31 December 2024	30 June 2025	31 December 2024
Opening balance	-765	-1,994	51,117	154,571
Purchased/sold for trading purposes	7	2	-477	-211
Purchased under staff share plans	-64	-43	3,674	3,319
Distributed under staff share plans	59	43	-3,365	-3,343
Purchased under Share buyback programme	-1,982	-3,774	115,604	247,584
Cancelled under Share buyback programme		5,000		-350,803
Closing balance	-2,746	-765	166,552	51,117